Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 118,169	$ 67,821
Accounts receivable, net (Note 3)	132,549	171,269
Unbilled revenue	141,857	95,997
Service inventories (Note 4)	100,018	98,434
Prepaid assets	15,988	9,238
Retention withholdings	23,204	48,419
Other receivables	31,765	39,778
Other current assets	13,604	10,759
Total current assets	577,154	541,715
Non-current assets
Property, plant and equipment, net (Note 5)	425,133	442,666
Intangible assets, net	70,349	84,304
Goodwill	645,095	645,095
Operating lease right-of-use assets	27,672	31,628
Other assets	57,445	52,332
Total assets	1,802,848	1,797,740
Liabilities
Accounts payable and accrued expenses	350,582	351,240
Current installments of long-term debt (Note 6)	70,546	71,744
Short-term borrowings (Note 6)	54,587	48,889
Income taxes payable (Note 7)	2,331	8,421
Other taxes payable	5,434	14,674
Operating lease liabilities	5,971	7,406
Other current liabilities	33,770	31,073
Total current liabilities	523,221	533,447
Long-term debt (Note 6)	284,183	331,565
Deferred tax liabilities (Note 7)
Employee benefit liabilities	32,458	28,935
Non-current operating lease liabilities	22,547	25,145
Other liabilities	66,891	57,154
Total liabilities	929,300	976,246
Commitments and contingencies (Note 8)
Equity
Preferred shares, no par value; unlimited shares authorized; none issued and outstanding at September 30, 2024 and December 31, 2023, respectively
Common stock and additional paid in capital, no par value; unlimited shares authorized; 95,447,211 and 94,996,397 shares issued and outstanding at September 30, 2024, and December 31, 2023, respectively	886,446	883,865
Retained (deficit)	(12,967)	(62,440)
Accumulated other comprehensive income	69	69
Total equity	873,548	821,494
Total liabilities and equity	$ 1,802,848	$ 1,797,740